Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets
Intangible assets

16.	Intangible assets

Intangible assets are measured at historical cost less accumulated amortization and impairment losses (if applicable) and reflect: (i) the purchase of authorizations and rights to use radio frequency bands, and (ii) software in use and/or development. Intangible assets also include: (i) infrastructure right-of-use of other companies, and (ii) goodwill on expectation of future profits in purchases of companies.

Amortization charges are calculated using the straight-line method over the estimated useful life of the assets contracted and over the terms of the authorizations. The useful life estimates of intangible assets are reviewed regularly.

Financial charges on funds raised generically (with no specific allocation), used to obtain a qualifying asset, which is an asset that necessarily demands a substantial period of time to become ready for intended use is capitalized as part of this asset’s cost when it is probable that will result in future economic benefits to the Company and such costs can be reliably measured. Within this concept, we had the capitalization of charges for the 700MHz 4G license between 2014 and 2019 and we had the capitalization of charges on the acquisition of the 5G license for the radio frequency not readily available and other obligations related to such radio frequency between 2021 and 2023. As of the second quarter of 2023, the capitalization of interest and charges on this asset ended. These costs are amortized over the estimated useful lives of assets.

The values of permits for the operation of SMP and rights to use radio frequencies, as well as software, goodwill and others are demonstrated as follows:

The cost of intangible assets acquired in a business combination corresponds to their fair value at acquisition date. After the initial recognition, the intangible assets are measured at cost, less accumulated amortization and impairment losses.

Intangible assets with undefined useful lives are not amortized but tested for impairment on an annual basis, individually or at cash generating unit level.

(a)	Changes in intangible assets

	Balance in 2023	Additions/ Amortization	Write-offs	Transfers	Balance in 2024

Total cost of intangible assets, gross	46,313,583	1,146,747	(209)	-	47,460,121
Software licenses	23,167,846	-	(54)	890,596	24,058,388
Authorizations	18,794,239	63,915	-	45,303	18,903,457
Goodwill	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas	207,589	-	-	5,114	212,703
List of customers	253,629	-	-	-	253,629
Other assets	574,245	-	-	9,110	583,355
Intangible assets under development	203,866	1,082,832	(155)	(950,123)	336,420

Total accumulated amortization	(30,688,542)	(1,916,673)	54	-	(32,605,161)
Software licenses	(20,785,708)	(936,731)	54	-	(21,722,385)
Authorizations	(9,377,907)	(894,572)	-	-	(10,272,479)
Infrastructure right-of-use - LT Amazonas	(97,174)	(11,096)	-	-	(108,270)
List of customers	(55,137)	(33,082)	-	-	(88,219)
Other assets	(372,616)	(41,192)	-	-	(413,808)

Total intangible assets, net	15,625,041	(769,926)	(155)	-	14,854,960
Software licenses(c)	2,382,138	(936,731)	-	890,596	2,336,003
Authorizations(f)	9,416,332	(830,657)	-	45,303	8,630,978
Goodwill(d)	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas(e)	110,415	(11,096)	-	5,114	104,433
List of customers	198,492	(33,082)	-		165,410
Other assets	201,629	(41,192)	-	9,110	169,547
Intangible assets under development	203,866	1,082,832	(155)	(950,123)	336,420

	Balance in 2022	Additions/ Amortization	Write-offs	Transfers	Capitalized interest	Balance in 2023

Total cost of intangible assets, gross	45,179,692	1,038,989	(776)	-	95,678	46,313,583
Software licenses	21,979,251	-	(193)	1,188,788	-	23,167,846
Authorizations	15,839,784	40,868	-	2,913,587	-	18,794,239
Goodwill	3,112,169	-	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas	201,778	-	-	5,811	-	207,589
List of customers	253,629	-	-	-	-	253,629
Other assets	565,578	-	(583)	9,250	-	574,245
Intangible assets under development	3,227,503	998,121	-	(4,117,436)	95,678	203,866

Total accumulated amortization	(28,763,144)	(1,925,773)	375	-	-	(30,688,542)
Software licenses	(19,922,202)	(978,289)	193	114,590	-	(20,785,708)
Authorizations	(8,403,807)	(816,538)	-	(157,562)	-	(9,377,907)
Infrastructure right-of-use - LT Amazonas	(86,488)	(10,686)	-	-	-	(97,174)
List of customers	-	(55,137)	-	-	-	(55,137)
Other assets	(350,647)	(65,123)	182	42,972	-	(372,616)

Total intangible assets, net	16,416,548	(886,784)	(401)	-	95,678	15,625,041
Software licenses(c)	2,057,049	(978,289)	-	1,303,378	-	2,382,138
Authorizations(f)	7,435,977	(775,670)	-	2,756,025	-	9,416,332
Goodwill(d)	3,112,169	-	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas(e)	115,290	(10,686)	-	5,811	-	110,415
List of customers	253,629	(55,137)	-	-	-	198,492
Other assets	214,931	(65,123)	(401)	52,222	-	201,629
Intangible assets under development	3,227,503	998,121	-	(4,117,436)	95,678	203,866

The intangible assets in development represent the cost of projects in progress related to the intangible assets in the period of their construction and installation, until the moment they come into operation, when they will be transferred to the corresponding accounts of these assets.

(b) Amortization rates

Annual rate %

Software licenses	20
Authorizations	05−25
Infrastructure right-of-use	≤5
Other assets	≤10
List of Cozani’s customers	13.04
Surplus from Cozani authorizations	5.66

(c) Software licenses

Software maintenance costs are recognized as an expense, as incurred. Development costs that are directly attributable to software product design and testing, and are identifiable and exclusive, controlled by the Company, are recognized as intangible assets when the capitalization criteria are met.

Directly attributable costs that are capitalized as part of the software product are related to employee costs directly allocated in its development.

(d) Goodwill registered

The Company holds the following goodwill, based on the expected future profitability as of December 31, 2024 and December 31, 2023:

	2024	2023

Goodwill registered	3,112,169	3,112,169

Acquisition of Cozani	2,636,426	2,636,426
Acquisitions of TIM Fiber SP and TIM Fiber RJ	108,172	108,172
Acquisition of “Intelig” by TIM Participações	210,015	210,015
Acquisition of minority interests in TIM Sul and TIM Nordeste	157,556	157,556

 Goodwill on the acquisition of Cozani

As described in Note 1.2.1, in April 2022 the Company acquired 100% of Cozani, with a total consideration paid of R$ 7,211,585 and identifiable assets, net of liabilities assumed, at a fair value of R$ 4,575,159. Therefore, having a remaining amount of goodwill totaling R$ 2,636,426, which is recorded on December 31, 2024 and December 31, 2023.

The Company describes the accounting practice adopted in business combinations in the Note 2e that initially, goodwill is initially measured as being the excess of consideration transferred in relation to net assets acquired (acquired identifiable assets and assumed liabilities).

After initial recognition, the goodwill is carried at cost less impairment losses (if any). For purposes of impairment testing, goodwill acquired in a business combination is, as of the acquisition date, allocated in the cash generating unit that is expected to benefit from the business combination.

Goodwill on TIM Fiber SP and TIM Fiber RJ acquisitions – TIM Celular S.A. (merged by Intelig, current TIM S.A.) acquired, at the end of 2011, the companies Eletropaulo Telecomunicações Ltda. (which subsequently had its trade name changed to TIM Fiber SP Ltda. – “TIM Fiber SP”) and AES Communications Rio de Janeiro S.A. (which subsequently had its trade name changed to TIM Fiber RJ S.A. – “TIM Fiber RJ”). TIM Fiber SP Ltda. and TIM Fiber RJ S.A. were merged into TIM Celular S.A. on August 29, 2012. TIM Celular S.A. recorded the goodwill allocation related to the purchase of the companies TIM Fiber SP and TIM Fiber RJ, at the end of the purchase price allocation process, in the amount of R$ 1,159,649.

In November 2021, the Company concluded the drop-down of liquid assets related to the residential broadband business linked to the secondary network infrastructure to the wholly-owned subsidiary FiberCo and sold 51% of the equity interest in FiberCo, currently named I- Systems, on behalf of IHS. At this time, due to the transaction closing, TIM S.A. wrote off R$ 1,051,477 of the goodwill recorded in the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A. Consequently, the goodwill recorded in TIM S.A. was reduced to R$ 108,172, which is the balance recorded on December 31, 2024 and December 31, 2023.

On August 31, 2020, with the merger of TIM Participações S.A. by TIM S.A., the Company recorded the goodwill arising from the merger of the net assets of TIM Participações, which were originated in acquisition transactions as described below:

Goodwill acquisition of "Intelig" by TIM Participações – the goodwill arising from the acquisition of TIM S.A. (formerly ”Intelig") in December 2009 in the amount of R$ 210,015 is represented/based on the expectation of future profitability of the Company.

Goodwill on TIM Sul and TIM Nordeste non-controlling interest acquisition – TIM Participações S.A. (merged by TIM S.A. in August 2020) acquired in 2005, all the shares of the minority shareholders of TIM Sul and TIM Nordeste, in exchange for shares issued by TIM Participações, converting these companies into full subsidiaries. The goodwill resulting from this transaction amounted to R$ 157,556.

Impairment test

As required by IAS 36, the Company annually performs impairment tests of its goodwill.

The methodology and assumptions used by Management for the aforementioned impairment test is summarized below:

The Company’s management understands that the smallest cash generating unit for impairment testing of goodwill in the acquisition of the companies previously described is TIM S.A., the Company’s operating company that in 2023 merged Cozani’s balances, that were acquired in 2022. This methodology is aligned with the Company's strategic direction. It is worth highlighting that the Group’s results are mainly represented by TIM S.A., but since the merger of Cozani occurred on April 1, 2023, these results impacted the consolidated TIM S.A. until March 31, 2023.

On December 31, 2024, the impairment test was performed by comparing the Company’s book value with the Company’s fair value less costs of disposal, as foreseen in IAS 36 and IFRS 13.

For the calculation of fair value, the level of hierarchy within which the measurement of the fair value of the asset (cash generating unit) is classified was considered. For the Company, as there is only one CGU this was classified in its entirety as Level 1. Disposal costs were considered not to be relevant in the calculation, mostly due to the significant difference between the fair value level 1 and the book value of the cash generating unit.

The fair value of level 1 financial instruments comprises the instruments traded in active markets and based on quoted market prices as of the balance sheet date. The Company’s shares are traded on B3 – Brasil, Bolsa, Balcão (“B3”) with code (TIMS3) and have a regular trading volume that allows the measurement (Level 1) as the product between the quoted price for the individual asset or liability and the amount held by the entity.

On December 31, 2024, the fair value of the Company was determined based on the value of the Company’s shares at the balance sheet closing date. Additionally, management performed sensitivity analyses and in none of the scenarios performed an impairment charge would have to be recognized, since the Company’s fair value was higher than the book value of the CGU.

On December 31, 2024, the Company also performed impairment indicators analyses for all tangible, intangible assets with definite-useful lives and investment in associate and concluded that no impairment indicators existed as of year-end.

(e) Infrastructure right-of-use - LT Amazonas

The Company has signed infrastructure rights of use agreements with companies that operate electricity transmission lines in the Northern Region of Brazil. These contracts fall within the scope of IFRS 16, as financial commercial leases.

Additionally, the Company has signed network infrastructure sharing agreements with Telefónica Brasil S.A., also in the North Region. In these, the two operators optimize resources and reduce their respective operating costs.

(f) Authorizations

4G License

In this item are recorded the values related to the acquisition of Lot 2 in the auction of the 700 MHz band in the amount of R$ 1,739 million, in addition to the costs related to the cleaning of the frequency of the 700 MHZ band acquired, which totaled R$ 1,199 million, in nominal values. As it is a long-term obligation, the amount payable of R$ 1,199 million was reduced by R$ 47 million by applying the concept of adjustment to present value (“AVP”). The aforementioned license fell under the concept of qualifying asset. Consequently, the financial charges on resources raised without a specific destination, used for the purpose of obtaining a qualifying asset, were capitalized between the years 2014 and 2019.

5G License

In the fourth quarter of 2021, the recording related to the acquisition of 5th generation mobile telephony radio frequencies (“5G”) was made, since TIM participated in the 5G Auction and won several lots of the 2.3GHz, 3.5Ghz and 26Ghz radio frequency bands. These licenses will be paid over a period of 10 to 20 years, subject to inflation adjustments based on the Selic index rate. In December 2021, the Company signed the Terms of Authorization for these radio frequencies and recognized intangible asset related to the licenses in the amount of R$ 884 million and the obligations related to said licenses (among them, disbursements with costs of the public notice and disbursement obligations with the management entities described below) in the amount of R$ 2,680 million.

Aiming to fulfill the additional obligations, managing entities were set up, which fulfilled the commitments provided for in the Auction. The companies that won the auction paid the amounts provided for in the public notice so that these entities could fulfill their obligations. Such obligations were set out for the 3.5GHz radio frequency (obligation to clean the band, solve interferences, among others), fulfilled by the Band Administration Entity (“EAF”), and for the 26GHz radio frequency (public school connectivity project), fulfilled by the School Connectivity Administration Entity (“EACE”).

On the signature date of these terms, in December 2021, the 2.3GHz and 26GHz radio frequencies were readily available for use by the Company (operating assets), generating the registration in 2021 in “Authorizations” of the amounts related to the licenses (R$ 614 million) and the obligations related to the 26GHz license, fulfilled through EACE (R$ 550 million). The disbursements with EACE (R$ 633 million) occurred in 5 semi-annual installments between 2022 and 2024 and were monetarily restated by the IGP-DI index. The Company evaluated the application of the concept of adjustment to present value (“AVP”) upon initial recognition (R$ 83 million).

The 3.5GHz radio frequency was not readily available, requiring spectrum cleaning activities to be available for use, and, thus, it was registered in assets in progress (R$ 270 million). Therefore, the obligations carried out by EAF (R$ 2,104 million) were also recorded under assets in progress. The disbursements with the EAF were monetarily restated by the IGP-DI index until the disbursement dates. Such disbursements took place in 2 installments in 2022 (R$ 1,090 million in February and R$ 1,133 million in May) to EAF.

Furthermore, as described above, the Company capitalizes loan costs for qualifying assets that require a substantial period of time to be in a condition for use as intended by Management. This concept includes the 3.5GHz radio frequency. In the second quarter of 2023, the asset was considered available for use by the Company, ceasing such capitalization. Thus, the transfer of goods in progress to the line of authorizations was carried out. The Company recorded R$ 95 million in intangible assets referring to interest calculated based on the Selic rate in 2023, incurred on the 3.5GHz radio frequency and did not capitalize the inflation adjustments of amounts due to EAF in 2023 since there is no further balance to disburse with this entity.

The total effect on the Company’s intangible assets on December 31, 2024 referring to 5G radio frequencies and related obligations was R$ 4,053 million (R$ 4,053 million on December 31, 2023) and there are no more balances of assets in progress relating to 5G licenses since 2023.